Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital.	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total
Balance, beginning (in shares) at Dec. 31, 2019	68,878,891
Balance, beginning at Dec. 31, 2019	$ 36,190,313	$ 4,440,281	$ (213,118)	$ (31,678,201)	$ 8,739,275
Private placement (in shares)	8,285,200
Private placement	$ 17,813,180				17,813,180
Share issued costs	$ (1,416,946)				(1,416,946)
Exercise of RSUs (in shares)	618,666
Exercise of RSUs	$ 1,324,399	(1,324,399)
Stock-based compensation		815,003			815,003
Net loss for the period				(1,548,191)	(1,548,191)
Other comprehensive loss for the period			(2,644,973)		(2,644,973)
Balance, ending (in shares) at Dec. 31, 2020	77,782,757
Balance, ending at Dec. 31, 2020	$ 53,910,946	3,930,885	(2,858,091)	(33,226,392)	21,757,348
Private placement (in shares)	21,179,592
Private placement	$ 178,701,110				178,701,110
Share issued costs	(9,015,180)				(9,015,180)
Agent warrants issued	$ (873,121)	873,121
Exercise of RSUs (in shares)	385,000
Exercise of RSUs	$ 1,917,300	(1,917,300)
Proceeds from warrants exercised (in shares)	30,000
Proceeds from warrants exercised	$ 178,537	(46,537)			132,000
Stock-based compensation		28,041,256			28,041,256
Net loss for the period				(33,892,398)	(33,892,398)
Other comprehensive loss for the period			(661,094)		(661,094)
Balance, ending (in shares) at Dec. 31, 2021	99,377,349
Balance, ending at Dec. 31, 2021	$ 224,819,592	$ 30,881,425	$ (3,519,185)	$ (67,118,790)	$ 185,063,042